Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Balance, at the beginning of the year	€ 14,145
Additions		€ 7,280
Balance, at the end of the year	12,407	14,145
Biomarkers
Intangible assets
Impairment expense	4,700
Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	8,191
Additions		3,603
Reclass		900
Balance, at the end of the year	3,174	8,191
Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	4,732
Additions		2,379
Reclass		758
Balance, at the end of the year	6,506	4,732
Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	1,222
Additions		1,298
Reclass		(1,658)
Balance, at the end of the year	2,727	1,222
Gross carrying amount
Intangible assets
Balance, at the beginning of the year	21,534	13,868
Additions	6,657
Reclass from property, plant and equipment		386
Deconsolidation	(151)
Balance, at the end of the year	28,040	21,534
Gross carrying amount | Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	12,022	7,133
Additions	1,900
Reclass from property, plant and equipment		386
Balance, at the end of the year	13,922	12,022
Gross carrying amount | Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	6,502	3,365
Additions	2,717
Balance, at the end of the year	9,219	6,502
Gross carrying amount | Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	3,010	3,370
Additions	2,040
Reclass	1,658
Deconsolidation	(151)
Balance, at the end of the year	4,899	3,010
Accumulated depreciation, amortization and impairment
Intangible assets
Balance, at the beginning of the year	(7,389)	(5,073)
Deconsolidation	124
Amortization and impairment	8,368	2,316
Balance, at the end of the year	(15,633)	(7,389)
Accumulated depreciation, amortization and impairment | Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	(3,831)	(2,660)
Amortization and impairment	6,917	1,171
Balance, at the end of the year	(10,748)	(3,831)
Accumulated depreciation, amortization and impairment | Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	(1,770)	(1,047)
Amortization and impairment	943	723
Balance, at the end of the year	(2,713)	(1,770)
Accumulated depreciation, amortization and impairment | Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	(1,788)	(1,366)
Deconsolidation	124
Amortization and impairment	508	422
Balance, at the end of the year	€ (2,172)	€ (1,788)